Staff costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs
Wages and salaries	SFr 3,343,645	SFr 3,280,004	SFr 2,959,856
Social charges and insurances	394,797	396,149	315,164
Value of share-based services (note 13)	3,034,740	946,632	901,425
Retirement benefit (note 19)	279,920	114,353	220,559
Total staff costs	SFr 7,053,102	SFr 4,737,138	SFr 4,397,004